OTHER NON-CURRENT ASSETS	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
OTHER NON-CURRENT ASSETS

12.	OTHER NON-CURRENT ASSETS

	December 31,	June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Zimbabwe lithium deposits (i)	—	252,716	34,841
Others	4	22	3

Total	4	252,738	34,844

(i)	Please refer to Note 20 (b) for more details.